Loans Measured at Amortized Cost - Summary of Loans (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Details Of Loans [Line Items]
Loans At Amortized Cost	₩ 417,900,273	$ 352,509,720	₩ 377,166,984
Loans measured at amortized cost
Details Of Loans [Line Items]
Loans At Amortized Cost	420,910,259		379,734,020
Deferred loan origination fees and costs
Details Of Loans [Line Items]
Loans At Amortized Cost	674,069		716,327
Allowances for credit losses
Details Of Loans [Line Items]
Loans At Amortized Cost	₩ (3,684,055)		₩ (3,283,363)